Provisions and Contingent Provisions	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Provisions and Contingent Provisions	PROVISIONS AND CONTINGENT PROVISIONS
As of December 31, 2025 and 2024, the composition is as follows:

	As of December 31,
	2025	2024
	MCh$	MCh$
Provisions for personnel salaries and expenses	76,285	73,543
Provisions for restructuring plans	4,900	4,325
Provisions for lawsuits and litigations	3,933	3,928
Provision for loyalty programmes	38	38
Provision for operational risks	8,866	5,108
Provision for other contingencies	75,110	35,030
Provisions for mandatory dividends	631,925	600,330
Provision for interest of perpetual bonds	5,265	5,811
Provisions for contingent loan	32,126	18,389
Total	838,448	746,502
NOTE 19 - PROVISIONS AND CONTINGENT PROVISIONS, continued

a.Below is the activity regarding provisions during the years ended December 31, 2025, 2024 and 2023:

	Personnel salaries and expenses	Restructuring plans	Lawsuit and litigations	Loyalty programme	Operational risks	Contingencies	Mandatory Dividend	Interest of perpetual bonds	Contingent loan	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2025	73,543	4,325	3,928	38	5,108	35,030	600,330	5,811	18,389	746,502
Provisions established	88,402	8,013	3,005	-	7,529	40,683	631,931	29,882	80,453	889,898
Application of provisions	(85,660)	(7,438)	(2,053)	-	(3,771)	(481)	(600,336)	(30,428)	-	(730,167)
Provisions released	-	-	(930)	-	-	(122)	-	-	(66,066)	(67,118)
Other	-	-	(17)	-	-	-	-	-	(650)	(667)
Balances as of December 31, 2025	76,285	4,900	3,933	38	8,866	75,110	631,925	5,265	32,126	838,448
Balances as of January 1, 2024	81,907	-	4,504	38	2,993	19,391	148,921	5,112	21,105	283,971
Provisions established	64,377	20,508	4,750	-	2,493	20,893	798,892	26,033	43,292	981,238
Application of provisions	(72,541)	(16,183)	(3,159)	-	(378)	(5,254)	(347,483)	(25,334)	-	(470,332)
Provisions released	(200)	-	(2,252)	-	-	-	-	-	(46,688)	(49,140)
Other	-	-	85	-	-	-	-	-	680	765
Balances as of December 31, 2024	73,543	4,325	3,928	38	5,108	35,030	600,330	5,811	18,389	746,502
Balances as of January 1, 2023	99,424	-	5,533	38	5,149	63,232	237,683	4,966	44,997	461,022
Provisions established	72,090	-	556		1,254	2,133	148,921	15,157	67,403	307,514
Application of provisions	(72,840)	-	(1,585)		(3,410)	(45,974)	(237,683)	(15,011)		(376,503)
Provisions released	(15,474)	-	-	-	-	-	-	-	(91,269)	(106,743)
Other	(1,293)	-	-	-	-	-	-	-	(26)	(1,319)
Balances as of December 31, 2023	81,907	-	4,504	38	2,993	19,391	148,921	5,112	21,105	283,971
NOTE 19 - PROVISIONS AND CONTINGENT PROVISIONS, continued

b.Provisions for personnel salaries and expenses includes:

	As of December 31,
	2025	2024
	MCh$	MCh$
Provision for short-term benefits	75,726	73,543
Provision for long-term benefits	558	—
Provision for seniority compensation	1	—
Provision for other personnel benefits	–	—
Total	76,285	73,543
c.Provisions for contingent loan risk
Provision for contingent loan arise from contingent liabilities and loan commitments. ECL allowance related to contingent loan are included in ECL allowance in the income statements for the year. The contingent portfolio is presented in Note 24.
An analysis of changes in the corresponding ECL allowance as of December 31, 2025 and 2024 is as follows:

	December 31, 2025
	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2025	8,259	4,343	5,787	18,389
Transfer
Transfers from stage 1 to stage 2	(1,257)	13,755	-	12,498
Transfers from stage 1 to stage 3	(43)	-	2,792	2,749
Transfers from stage 2 to stage 3	-	(1,170)	6,548	5,378
Transfers from stage 2 to stage 1	1,258	(11,499)	-	(10,241)
Transfers from stage 3 to stage 2	-	1,257	(2,543)	(1,286)
Transfers from stage 3 to stage 1	1	-	(117)	(116)
Net changes of the exposure and modifications in credit risk	10,201	2,801	(8,247)	4,755
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2025	18,419	9,487	4,220	32,126

	December 31, 2024
	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2024	10,949	3,420	6,736	21,105
Transfer
Transfers from stage 1 to stage 2	(1,207)	6,180	-	4,973
Transfers from stage 1 to stage 3	(43)	-	685	642
Transfers from stage 2 to stage 3	-	(1,342)	5,586	4,244
Transfers from stage 2 to stage 1	1,058	(7,000)	-	(5,942)
Transfers from stage 3 to stage 2	-	4,447	(1,551)	2,896
Transfers from stage 3 to stage 1	-	-	-	-
Net changes of the exposure and modifications in credit risk	(2,498)	(1,362)	(5,669)	(9,529)
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2024	8,259	4,343	5,787	18,389